Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	₩ 35,206,248	₩ 31,781,196	₩ 29,596,698
Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	85,168,971	79,126,651
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(49,927,975)	(47,321,104)
Government grants	(34,748)	(24,351)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,290,244	3,103,165	2,702,715
Land [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,295,768	3,103,218
Land [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,524)	(53)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,427,632	4,174,894	4,204,450
Buildings [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,671,833	10,102,634
Buildings [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(6,237,883)	(5,922,285)
Government grants	(6,318)	(5,455)
Structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,081,524	3,162,927	3,131,795
Structures [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	7,159,034	6,989,634
Structures [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(4,077,472)	(3,826,658)
Government grants	(38)	(49)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	16,539,192	16,422,830	16,420,156
Machinery and equipment [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	54,184,134	52,198,121
Machinery and equipment [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(37,630,472)	(35,767,810)
Government grants	(14,470)	(7,481)
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	79,595	52,131	46,030
Vehicles [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	383,891	337,932
Vehicles [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(302,246)	(284,897)
Government grants	(2,050)	(904)
Tools [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	128,865	90,961	77,795
Tools [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	557,394	497,173
Tools [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(428,215)	(405,844)
Government grants	(314)	(368)
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	189,887	173,345	166,162
Furniture and fixtures [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	840,366	796,405
Furniture and fixtures [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(650,424)	(622,944)
Government grants	(55)	(116)
Lease assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	998,305	921,198
Lease assets [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,468,295	1,299,779
Lease assets [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(469,990)	(378,581)
Bearer plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	137,331	141,720	154,682
Bearer plants [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	186,723	180,486
Bearer plants [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(49,392)	(38,766)
Construction-in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,333,673	3,538,025	₩ 1,825,167
Construction-in-progress [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,421,533	3,621,269
Construction-in-progress [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(76,357)	(73,266)
Government grants	₩ (11,503)	₩ (9,978)